The Chesapeake Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Common Stocks - 92.8%	Shares	Value
Communications - 11.4%
Entertainment Content - 3.7%
Netflix, Inc. *	1,445	$ 1,675,333

Internet Media & Services - 7.3%
Alphabet, Inc. - Class C	11,478	2,213,647
Meta Platforms, Inc. - Class A	1,040	804,377
Shopify, Inc. - Class A *	2,665	325,690
		3,343,714
Telecommunications - 0.4%
T-Mobile US, Inc.	870	207,417

Consumer Discretionary - 14.3%
Apparel & Textile Products - 1.0%
Deckers Outdoor Corporation *	4,180	443,790

Automotive - 0.8%
Ferrari N.V. *	840	372,447

E-Commerce Discretionary - 6.3%
Amazon.com, Inc. *	10,870	2,544,776
MercadoLibre, Inc. *	136	322,849
		2,867,625
Home Construction - 1.8%
Toll Brothers, Inc.	6,860	811,950

Leisure Facilities & Services - 0.2%
McDonald's Corporation	375	112,526

Retail - Discretionary - 4.2%
AutoZone, Inc. *	63	237,408
TJX Companies, Inc. (The)	13,507	1,682,027
		1,919,435
Consumer Staples - 1.0%
Beverages - 0.8%
Monster Beverage Corporation *	5,830	342,512

Retail - Consumer Staples - 0.2%
Costco Wholesale Corporation	115	108,059

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.8% (Continued)	Shares	Value
Energy - 1.9%
Oil & Gas Producers - 1.9%
Exxon Mobil Corporation	7,651	$ 854,158

Financials - 10.6%
Asset Management - 6.0%
Ares Management Corporation - Class A	1,890	350,652
UBS Group AG	64,180	2,395,839
		2,746,491
Banking - 3.9%
Citigroup, Inc.	19,285	1,807,005

Insurance - 0.7%
Berkshire Hathaway, Inc. - Class B *	650	306,722

Health Care - 2.7%
Biotech & Pharma - 1.9%
AbbVie, Inc.	595	112,467
Eli Lilly & Company	1,035	765,972
		878,439
Medical Equipment & Devices - 0.8%
Intuitive Surgical, Inc. *	730	351,196

Industrials - 12.4%
Aerospace & Defense - 11.2%
Boeing Company (The) *	7,905	1,753,645
HEICO Corporation	1,205	393,794
L3Harris Technologies, Inc.	1,685	463,072
TransDigm Group, Inc.	1,562	2,512,414
		5,122,925
Electrical Equipment - 1.2%
Amphenol Corporation - Class A	5,035	536,278

Materials - 2.7%
Construction Materials - 2.7%
Vulcan Materials Company	4,540	1,247,002

Technology - 35.8%
Semiconductors - 9.4%
Broadcom, Inc.	4,865	1,428,851
NVIDIA Corporation	14,260	2,536,426

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.8% (Continued)	Shares	Value
Technology - 35.8% (Continued)
Semiconductors - 9.4% (Continued)
NXP Semiconductors N.V.	1,521	$ 325,144
		4,290,421
Software - 12.8%
Microsoft Corporation	5,783	3,085,230
ServiceNow, Inc. *	1,235	1,164,753
Synopsys, Inc. *	2,495	1,580,508
		5,830,491
Technology Hardware - 5.6%
Apple, Inc.	12,389	2,571,585

Technology Services - 8.0%
Gartner, Inc. *	2,300	778,895
Mastercard, Inc. - Class A	4,915	2,784,200
Moody's Corporation	220	113,461
		3,676,556

Total Common Stocks (Cost $25,313,320)		$ 42,424,077

Money Market Funds - 7.3%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.22% (a) (Cost $3,323,576)	3,323,576	$ 3,323,576

Total Investments at Value - 100.1% (Cost $28,636,896)		$ 45,747,653

Liabilities in Excess of Other Assets - (0.1%)		(62,637)

Total Net Assets - 100.0%		$ 45,685,016

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2025.